Financial instruments (Details 14) (Recurring basis, CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	5,502	4,986
Transfers out of level 1 to level 2, Trading assets	90	257
Transfers to level 1 out of level 2, Trading liabilities	5,187	3,792
Transfers out of level 1 to level 2, Trading liabilities	100	43
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	400	471
Transfers out of level 1 to level 2, Trading assets	11	85
Transfers to level 1 out of level 2, Trading liabilities	312	6
Transfers out of level 1 to level 2, Trading liabilities	0	17
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	409	422
Transfers out of level 1 to level 2, Trading assets	78	171
Transfers to level 1 out of level 2, Trading liabilities	129	250
Transfers out of level 1 to level 2, Trading liabilities	81	17
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	4,693	4,093
Transfers out of level 1 to level 2, Trading assets	1	1
Transfers to level 1 out of level 2, Trading liabilities	4,746	3,536
Transfers out of level 1 to level 2, Trading liabilities	19	9